Note 7 - Other Income, Net - Components of Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss (gain) on investments	$ 271	$ (109)
Fair value adjustment on DPP (note 16)	142	465
Other	(400)	(144)
Other income, net	$ 13	$ 212